Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Deferred Tax Assets (Net)
11A	Deferred tax assets (net)

	As at 31 March 2021	As at 31 March 2020
Deferred tax assets (gross)
Compound financial instruments	31	140
Loss on mark to market of derivative instruments	222	7
Difference in written down value as per books of account and tax laws	1	1
Provision for decommissioning cost	1,246	1,030
Expected credit loss	54	18
Losses available for offsetting against future taxable income	15,173	12,430
Unused tax credit (MAT)	106	563
Provision for operation and maintenance equalisation	284	224
Lease liabilities	149	284
Financial guarantee contracts	24	—
Government grant (viability gap funding)	28	33
Others	97	66

Deferred tax assets (gross) - total (a)	17,415	14,796
Deferred tax liabilities (gross)
Compound financial instruments	6	5
Gain on mark to market of derivative instruments	81	1,074
Difference in written down value as per books of account and tax laws	15,407	11,773
Unamortised ancillary borrowing cost	169	226
Right of use asset	129	253
Government grant (viability gap funding)	11	—
Others	1	—

Deferred tax liabilities (gross) - total (b)	15,804	13,331

Deferred tax assets (net) (a) - (b)	1,611	1,465

Summary of Deferred Tax Liabilities (Net)
11B	Deferred tax liabilities (net)

	As at 31 March 2021	As at 31 March 2020
Deferred tax liabilities (gross)
Gain on mark to market of derivative instruments	54	765
Difference in written down value as per books of account and tax laws	33,930	28,498
Unamortised ancillary borrowing cost	162	119
Right of use asset	52	68
Fair value gain on financial instruments	0	10
Others	24	24

Deferred tax liabilities (gross) - total (c)	34,222	29,484
Deferred tax assets (gross)
Compound financial instruments	107	0
Loss on mark to market of derivative instruments	143	158
Unamortised ancillary borrowing cost	5	6
Provision for decommissioning cost	2,330	2,085
Expected credit loss	96	27
Losses available for offsetting against future taxable income	18,843	15,668
Unused tax credit (MAT)	1,248	695
Provision for operation and maintenance equalisation	411	410
Lease liabilities	61	57
Government grant (viability gap funding)	164	211
Other s	6	1

Deferred tax assets (gross) - total (d)	23,414	19,318

Deferred tax liabilities (net) (c) - (d)	10,808	10,166

Summary of Reconciliation of Tax Expense And Accounting Profit Multiplied By Tax Rate
11C	Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Accounting profit before income tax	(5,128)	(623)	4,935
Tax at the India’s tax rate of 31.2% applicable to the Parent (31 March 2020: 31.2%, 31 March 2019: 31.2%)	(1,600)	(194)	1,540
Disallowance under section 94B of the Income Tax Act	1,333	1,328	1,131
Compensation for loss of revenue	—	—	(65)
Interest on compound financial instrument	1,091	634	30
Tax rate differences	15	(96)	(308)
Changes in estimates on reasonable certainty for recoverability of tax losses	2,305	(1,426)	330
Change in estimates for recoverability of unused tax credits (MAT)	82	316	—
Adjustment of tax relating to earlier periods	174	291	(64)
On account of adoption of new tax ordinance
- Mat credit written off	48	938	—
- Recognition / reversal of deferred tax asset / deferred tax liability	(7)	83	—
Effect of tax holidays and other tax exemptions	(879)	271	(662)
Deferred tax asset written off on sale of subsidiary (refer note 39)	306	—	—
Reinstatement loss on loan having income taxable under income from other sources	—	74	—
Other non-deductible expenses	36	(61)	(131)

At the effective income tax rate	2,904	2,158	1,801

Current tax expense reported in the statement of profit or loss	785	486	1,186
Deferred tax expense reported in the statement of profit or loss	2,091	1,714	634
Adjustment of current tax relating to earlier years	28	(42)	(19)

	2,904	2,158	1,801

Summary of Reconciliation of Deferred Tax Assets And Deferred Tax Liabilities (Net)
11D Reconciliation of deferred tax assets and deferred tax liabilities (net):

a) For the year ended 31 March 2021

Particulars	Opening balance DTA / (DTL) as at 1 April 2020	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at 31 March 2021
Compound financial instruments	138	(84)	—	—	80	—	134
Gain / (loss) on mark to market of derivative instruments	(1,671)	(7)	1,905	—	—	—	227
Difference in written down value as per books of account and tax laws	(40,272)	(8,782)	—	—	366	(649)	(49,337)
Unamortised ancillary borrowing cost	(339)	19	—	—	—	(5)	(325)
Provision for decommissioning cost	3,115	482	—	—	(26)	4	3,575
Expected credit loss	44	105	—	—	(1)	—	148
Fair value gain on financial instruments	(9)	(8)	—	—	17	—	0
Losses available for offsetting against future taxable income	28,098	6,304	(339)	—	(719)	675	34,019
Unused tax credit (MAT)	1,258	95	—	—	—	—	1,353
Provision for operation and maintenance equalisation	633	60	—	—	—	2	695
Lease liabilities	342	21	—	—	(157)	4	210
Financial guarantee contracts	—	24	—	—	—	—	24
Government grant (viability gap funding)	244	(63)	—	—	—	—	181
Right of use asset	(321)	11	—	—	133	(4)	(181)
Others	39	39	1	—	—	1	80

	(8,701)	(1,784)	1,567	—	(307)	28	(9,197)

b) For the year ended 31 March 2020

Particulars	Opening balance DTA / (DTL) as at 1 April 2020	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at 31 March 2021
Compound financial instruments	172	(2)	—	(32)	—	—	138
Gain / (loss) on mark to market of derivative instruments	185	0	(1,856)	—	—	—	(1,671)
Difference in written down value as per books of account and tax laws	(34,254)	(6,018)	—	—	—	—	(40,272)
Unamortised ancillary borrowing cost	(225)	(114)	—	—	—	—	(339)
Provision for decommissioning cost	2,738	377	—	—	—	—	3,115
Expected credit loss	27	17	—	—	—	—	44
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Losses available for offsetting against future taxable income	23,038	5,060	—	—	—	—	28,098
Unused tax credit (MAT)	2,465	(1,207)	—	—	—	—	1,258
Provision for operation and maintenance equalisation	454	179	—	—	—	—	633
Lease liabilities	352	(10)	—	—	—	—	342
Government grant (viability gap funding)	255	(11)	—	—	—	—	244
Right of use asset	(322)	1	—	—	—	—	(321)
Option premium	(31)	31	—	—	—	—	—
Others	43	(8)	4	—	—	—	39

	(5,103)	(1,714)	(1,852)	(32)	—	—	(8,701)

c) For the year ended 31 March 2019

Particulars	Opening balance DTA / (DTL) as at 1 April 2018	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at 31 March 2019
Compound financial instruments	158	14	—	—	—	—	172
Gain / (loss) on mark to market of derivative instruments	93	—	92	—	—	—	185
Difference in written down value as per books of account and tax laws	(21,644)	(12,721)	—	—	—	111	(34,254)
Unamortised ancillary borrowing cost	(218)	(7)	—	—	—	—	(225)
Security deposit	41	(41)	—	—	—	—	—
Provision for decommissioning cost	1,819	919	—	—	—	—	2,738
Expected credit loss	11	16	—	—	—	—	27
Fair value gain on financial instruments	(188)	188	—	—	—	—	0
Losses available for offsetting against future taxable income	13,549	9,489	—	—	—	—	23,038
Unused tax credit (MAT)	1,244	1,221	—	—	—	—	2,465
Provision for operation and maintenance equalisation	432	22	—	—	—	—	454
Lease liabilities	150	202	—	—	—	—	352
Government grant (viability gap funding)	—	255	—	—	—	—	255
Right of use asset	(138)	(184)	—	—	—	—	(322)
Option premium	—	(31)	—	—	—	—	(31)
Others	23	24	(4)	—	—	—	43

	(4,668)	(634)	88	—	—	111	(5,103)

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